INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The principal components of the Company's net deferred tax assets consisted of the following at September 30:

	2013	2012
Net operating loss carryforwards	$1,332,955	$884,891
Research and experimentation credit carryforwards	32,559	32,559
Stock based compensation	115,171	-
Fixed assets	7,492	7,258
Accrued expenses	35,744	10,000
Gross deferred tax assets	1,523,921	934,708
Deferred tax asset valuation allowance	(1,523,921)	(934,708)

Net deferred tax assets	$-	$-